BUSINESS COMBINATIONS (Notes)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
BUSINESS COMBINATIONS
Business Combinations

First Financial completed the following three business combinations in the Columbus, Ohio market during the third quarter 2014:

First Bexley. Founded in 2006 and conducting operations out of one full service branch location in Bexley, Ohio, First Bexley served commercial and consumer clients throughout Columbus and central Ohio. Under the merger agreement, First Financial acquired First Bexley in a cash and stock transaction in which First Bexley was merged with and into First Financial Bank on August 7, 2014.

Insight. Insight was founded in 2006 and conducted operations out of one full service location in Worthington, Ohio, and a mortgage origination office in Newark, Ohio, and provided commercial and consumer banking services to clients throughout Columbus and central Ohio. Under the merger agreement, First Financial acquired Insight in a cash and stock transaction in which Insight merged with and into First Financial Bank on August 7, 2014.

Guernsey. Headquartered in Worthington, Ohio, Guernsey conducted operations out of three full service branches, and served commercial and consumer clients throughout Columbus and central Ohio. Under the terms of the merger agreement, First Financial acquired Guernsey for cash consideration and the transfer of a single bank-owned property to Guernsey's sole shareholder. The Company also paid off all amounts due under a promissory note to a third party on behalf of Guernsey. The Guernsey Bank, an Ohio state chartered bank and wholly-owned subsidiary of Guernsey, merged with and into First Financial as part of the agreement on August 21, 2014.

The First Bexley, Insight and Guernsey transactions were accounted for using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair value on the acquisition dates, in accordance with FASB ASC Topic 805, Business Combinations. The fair value measurements of assets acquired and liabilities assumed are subject to refinement for up to one year after the closing date of the acquisitions as additional information relative to closing date fair values become available. The Company continues to finalize the fair values of loans and intangible assets and liabilities. As a result, the fair value adjustment in the accounts are preliminary and may change as information becomes available but no later than August 2015.

The following table provides the purchase price calculation as of the acquisition dates and the identifiable assets purchased and the liabilities assumed at their estimated fair value. These fair value measurements are based on third-party valuations.

(Dollars in thousands)	First Bexley	Insight	Guernsey	Total
Purchase consideration
Cash consideration	$10,810	$9,880	$13,500	$34,190
Stock consideration	33,699	26,730	0	60,429
Other consideration	0	0	2,523	2,523
Total purchase consideration	$44,509	$36,610	$16,023	$97,142

Assets acquired
Loans	$314,807	$219,008	$72,448	$606,263
Intangible assets	1,280	1,277	999	3,556
Other assets	25,456	30,799	61,238	117,493
Total assets	$341,543	$251,084	$134,685	$727,312

Liabilities assumed
Deposits	$273,860	$179,330	$115,415	$568,605
Borrowings	40,000	44,149	10,742	94,891
Other liabilities	1,454	7,303	606	9,363
Total liabilities	$315,314	$230,782	$126,763	$672,859

Net identifiable assets	$26,229	$20,302	$7,922	$54,453
Goodwill	$18,280	$16,308	$8,101	$42,689

The amount of goodwill arising from the First Bexley, Insight and Guernsey acquisitions reflects the increased market share and related synergies that are expected to result from the acquisitions. The goodwill arising from the First Bexley and Insight transactions is not deductible for income tax purposes as the mergers were accounted for as tax-free exchanges. The tax-free exchanges resulted in a carryover of tax attributes and tax basis to the Company's subsequent income tax filings and was adjusted for any fair value adjustments required in accounting for the acquisitions. The goodwill arising from the Guernsey transaction is deductible for tax purposes as the Guernsey transaction was considered a taxable exchange.